Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions		Mar. 31, 2024	Mar. 31, 2023
Current
Accrued compensation to employees		$ 534	$ 508
Accrued defined benefit liability	[1]	1
Accrued expenses		986	949
Withholding taxes and others	[1]	382	442
Liabilities of controlled trusts		25	26
Liability towards contingent consideration			12
Capital creditors		37	82
Financial liability under option arrangements	[2]	60	73
Other non-financial liabilities	[1]	1	4
Other financial liabilities#	[3]	73	307
Total Current other liabilities		2,099	2,403
Non-current
Accrued compensation to employees		1	1
Accrued expenses		213	198
Accrued defined benefit liability	[1]	19	54
Financial liability under option arrangements	[2]	12
Other non-financial liabilities	[1]	10	7
Other financial liabilities	[3]	18	41
Total Non-current other liabilities		273	301
Total other liabilities		2,372	2,704
Financial liability carried at amortized cost		1,887	2,112
Financial liability carried at fair value through profit or loss		72	85
Financial liability under option arrangements on undiscounted basis		$ 83	82
Financial liability towards contingent consideration on undiscounted basis			$ 12

[1]	Non-financial liabilities
[2]	Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries.
[3]	Deferred contract cost in Note 2.4 includes technology assets taken over by the Group from a customer as a part of transformation project which is not considered as distinct goods or services and the control related to the assets is not transferred to the Group in accordance with IFRS 15 - Revenue from contract with customers. Accordingly, the same has been considered as a reduction to the total contract value and accounted as Deferred contract cost. The Group has entered into financing arrangements with a third party for these assets. As at March 31, 2024 and March 31, 2023, the financial liability pertaining to such arrangements amounts to $45 million and $89 million, respectively. For the year ended March 31, 2023 $14 million was settled directly by the third party to the customer on behalf of the Group and accordingly considered as non-cash transaction.